Income Taxes, Effective Tax Rate and Net Operating Loss Carryforwards (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Section 382 Limitation	$ 10,600
Carryforward period for net operating losses	20 years
Reconciliation of Effective Income Tax Rate [Abstract]
Federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit	0.00%	4.90%
Permanent differences	(16.30%)	(5.30%)
Other	(9.30%)	0.00%
Valuation allowance	34.70%	6.00%
Total effective income tax rate	30.10%	26.60%
Income tax expense	$ 2,044	$ 6,285
Pre-2018 [Member]
Income Taxes [Abstract]
NOL carryforwards	33,000
Federal [Member]
Income Taxes [Abstract]
NOL carryforwards	37,463
Federal [Member] | 2022 [Member]
Income Taxes [Abstract]
NOL carryforwards	1,675
Federal [Member] | 2024 [Member]
Income Taxes [Abstract]
NOL carryforwards	1,039
Federal [Member] | 2025 [Member]
Income Taxes [Abstract]
NOL carryforwards	3
Federal [Member] | 2026 [Member]
Income Taxes [Abstract]
NOL carryforwards	1
Federal [Member] | 2027 [Member]
Income Taxes [Abstract]
NOL carryforwards	1
Federal [Member] | 2028 [Member]
Income Taxes [Abstract]
NOL carryforwards	1,581
Federal [Member] | 2029 [Member]
Income Taxes [Abstract]
NOL carryforwards	353
Federal [Member] | 2030 [Member]
Income Taxes [Abstract]
NOL carryforwards	353
Federal [Member] | 2031 [Member]
Income Taxes [Abstract]
NOL carryforwards	296
Federal [Member] | 2033 [Member]
Income Taxes [Abstract]
NOL carryforwards	754
Federal [Member] | 2034 [Member]
Income Taxes [Abstract]
NOL carryforwards	411
Federal [Member] | 2035 [Member]
Income Taxes [Abstract]
NOL carryforwards	1,268
Federal [Member] | 2036 [Member]
Income Taxes [Abstract]
NOL carryforwards	484
Federal [Member] | 2037 [Member]
Income Taxes [Abstract]
NOL carryforwards	1,133
Federal [Member] | 2038 [Member]
Income Taxes [Abstract]
NOL carryforwards	8,629
Federal [Member] | 2039 [Member]
Income Taxes [Abstract]
NOL carryforwards	7,872
Federal [Member] | Indefinite [Member]
Income Taxes [Abstract]
NOL carryforwards	11,610
Turning Point [Member]
Income Taxes [Abstract]
Uncertain tax positions	0
Interest and penalties recognized for uncertain tax positions	$ 0	$ 0
Reconciliation of Effective Income Tax Rate [Abstract]
Total effective income tax rate	12.90%	19.90%
Income tax deduction related to exercise of stock options	$ 4,600	$ 5,400
Income tax benefit related to exercise of stock options	$ 1,000	$ 1,100